Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	Q Holdings, Inc.
Entity Central Index Key	0001366541
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash	$ 1,894,848	$ 2,741,519
Other receivable, net of allowance for doubtful accounts of $0 and $2,282, as of June 30, 2012 and December 31,2011, respectively	28,215	53,796
Prepaid expenses and other	740
Total current assets	1,923,803	2,795,315
Property and equipment, net	24,575	31,923
Other assets	7,513	7,513
Total assets	1,955,891	2,834,751
Current liabilities:
Accounts payable	49,377	77,181
Accrued liabilities	207,489	201,613
Notes payable		15,000
Total current liabilities	256,866	293,794
Notes payable	108,224
Total Liabilities	365,090	293,794
Commitments and contingencies
Stockholders' equity:
Common stock; $0.0001 par value: 100,000,000 shares authorized; 24,682,632 and 24,582,632 shares issued and outstanding as of June 30, 2012 and December 31, 2011, respectively	2,470	2,458
Additional paid-in capital	20,228,392	19,972,937
Deficit accumulated during the development stage	(18,640,061)	(17,434,438)
Total stockholders' equity	1,590,801	2,540,957
Total liabilities and stockholders' equity	$ 1,955,891	$ 2,834,751

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Other receivable,allowance for doubtful accounts	$ 0	$ 2,282
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	24,682,632	24,582,632
Common stock, shares outstanding	24,682,632	24,582,632

Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		123 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Income Statement [Abstract]
Grant revenue	$ 7,229	$ 10,173	$ 7,229	$ 10,173	$ 612,457
License fee and other revenues		9,600		14,400	282,900
Total revenues	7,229	19,773	7,229	24,573	895,357
Operating expenses:
Research and development	257,463	158,763	481,670	277,430	9,365,241
General and administrative	345,554	126,633	731,288	340,673	8,392,435
Total operating expenses	603,017	285,396	1,212,958	618,103	17,757,676
Operating loss	(595,788)	(265,623)	(1,205,729)	(593,530)	(16,862,319)
Other income (expense):
Interest income	1,748		2,189		185,531
Interest expense	(1,424)		(3,444)	(1,691)	(2,112,621)
Other income	755	98	1,361	1,588	149,348
Total other income (expense), net	1,079	98	106	(103)	(1,777,742)
Loss before provision for income taxes	(594,709)	(265,525)	(1,205,623)	(593,633)	(18,640,061)
Provision for income taxes
Net loss	$ (594,709)	$ (265,525)	$ (1,205,623)	$ (593,633)	$ (18,640,061)
Weighted average number of common shares outstanding - basic and diluted	24,675,874	4,193,203	24,675,874	4,193,203
Net loss per common share - basic and diluted	$ (0.02)	$ (0.06)	$ (0.05)	$ (0.14)

Statement Of Stockholder���s Equity (Deficit) (USD $)	Common Stock	Additional Paid-in Capital	Deficit Accumulated During Development Stage	Total
Balance at Dec. 31, 2011	$ 2,458	$ 19,972,937	$ (17,434,438)	$ 2,540,957
Balance (in shares) at Dec. 31, 2011	24,582,632
Stock-based compensation expense	0	55,467	0	55,467
Common stock issued for cash	19	189,981	0	190,000
Common stock issued for cash (in shares)	190,000
Common stock issued for asset purchase	1	9,999	0
Common stock issued for asset purchase (in shares)	10,000
Common stock forfeited for loan default	(8)	8	0
Common stock forfeited for loan default (in shares)	(100,000)	0	0	0
Net loss	0	0	(1,205,623)	(1,205,623)
Balance at Jun. 30, 2012	$ 2,470	$ 20,228,392	$ (18,640,061)	$ 1,590,801
Balance (in shares) at Jun. 30, 2012	24,682,632

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		123 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Cash flows used in operating activities:
Net loss	$ (1,205,623)	$ (593,633)	$ (18,640,061)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9,711	16,829	383,336
Original debt discount			450,000
Accretion of debt costs and beneficial conversion feature			1,237,263
Stock-based compensation	55,467	14,541	327,031
Common stock issued for services	10,000	44,750	54,750
Convertible debt issued for expenses			90,000
Bad debt expense	(2,282)		14,531
Decrease (increase) in:
Grants and other receivables	27,863	80,322	(32,746)
Prepaid expenses and other assets	(740)		(8,253)
Increase (decrease) in:
Accounts payable and notes payable	80,420	64,268	157,601
Accrued liabilities	5,876	7,679	624,170
Net cash used in operating activities	(1,019,308)	(365,244)	(15,342,378)
Cash flows used in investing activities:
Purchase of property and equipment	(2,363)	(5,628)	(407,691)
Cash flows from financing activities:
Proceeds from issuance of notes payable			5,240,000
Principal payments on notes payable	(15,000)		(90,000)
Issuance of preferred stock for cash			8,661,747
Issuance of common stock for cash	190,000		3,821,137
Proceeds from exercise of common stock options			9,800
Proceeds from exercise of preferred stock warrants			2,233
Net cash provided by financing activities	175,000		17,644,917
Net change in cash	(846,671)	(370,872)	1,894,848
Cash at beginning of the period	2,741,519	422,198
Cash at end of the period	1,894,848		1,894,848
Supplemental disclosure of cash flow information:
Cash paid for interest			5,434
CashFlowNoncashInvestingAndFinancingActivitiesDisclosureAbstract
The Company issued 219,658 shares of common stock in exchange for technology			220
The Company converted $1,050,000 of notes payable and $29,691 of accrued interest to 482,008 shares of Series A2 preferred stock			1,079,691
The Company converted $3,740,000 of notes payable and $370,346 of accrued interest to 1,787,104 shares of Series B preferred stock			4,110,346
The Company issued 19,457 shares of Series B preferred stock in exchange for $44,750 of research and development services provided			44,750
The Company issued $360,000 of convertible bridge notes payable with an original debt discount of $360,000. The discount was accreted as interest expense over the term of the note.			90,000
The Company issued $90,000 in convertible bridge notes payable for professional services provided, with an original debt discount of $90,000. The discount was accreted as interest expense over the term of the note			90,000
The Company converted $900,000 of bridge notes payable and $16,644 of accrued interest to 916,644 shares of common stock.			916,644
The Company converted 250,000 shares of Series A1 preferred stock, 2,022,190 shares of Series A2 preferred stock, and 4,102,654 shares of Series B preferred stock into 13,791,231 shares of common stock.			13,791,231
The Company issued 10,000 shares of common stock in exchange for licensing $10,000 of research and development assets.			10,000
The Company financed certain payables in connection with an agreement for the purchase of services to assist in an Investigational New Drug application to the U.S. Food and Drug Administration.

Condensed Consolidated Statements of Cash Flows (Parenthetical)	123 Months Ended
Jun. 30, 2012
Statement of Cash Flows [Abstract]
common stock issues in exchange for technology, shares	219,658
Series A2 preferred stock issued for conversion, shares	482,008
Series B preferred stock. issued for accrued interest, shares	1,787,104
Series B preferred stock issued for research and development	19,457
Common stock issued for bridge loan conversion	916,644
Series A1 preferred stock, converted to common stock	250,000
Series A2 preferred stock, converted to common stock	2,022,190
Series B preferred stock, converted to common stock	4,102,654
Common stock issued for licensing	10,000

Organization and Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Organization And Summary Of Significant Accounting Policies
Organization and Summary of Significant Accounting Policies

1.	Organization and Summary of Significant Accounting Policies

Organization

Q Holdings, Inc. (“the Company”) (formerly known as Grace 2, Inc.) was incorporated on October 27, 2005 as a Delaware corporation.

On October 13, 2011, Grace 2, Inc. entered into an Agreement and Plan of Merger (“Agreement”) with Q Acquisition, Inc., a Delaware corporation and wholly owned subsidiary (“Merger Sub”), and Q Therapeutics, Inc. Q Therapeutics, Inc. was incorporated on March 28, 2002 as a Delaware corporation. Pursuant to the Agreement, Merger Sub merged with and into Q Therapeutics, Inc. with Q Therapeutics, Inc. being the surviving corporation. Upon the consummation of the merger, Grace 2, Inc. acquired 100% of Q Therapeutics, Inc. by issuing 2.1633835 shares of common stock for each outstanding equity instrument of Q Therapeutics, Inc. After the effective date of the transaction, the former Q Therapeutics, Inc. stockholders owned 89.7% of the issued and outstanding common shares of Grace 2, Inc. Also, at the time of the transaction Grace 2, Inc. was renamed Q Holdings, Inc. The transaction was accounted for as a reverse acquisition with Q Therapeutics, Inc. as the accounting acquirer. The condensed consolidated financial statements include the activity of Q Therapeutics, Inc. from inception (March 28, 2002) through June 30, 2012, and the activity of Q Holdings, Inc. and Q Therapeutics, Inc. from the date of acquisition (October 13, 2011) forward.

The Company is a development stage company in the process of developing products to treat debilitating and fatal diseases of the central nervous system.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of Q Holdings, Inc. and its wholly owned subsidiary, Q Therapeutics, Inc. and Q Therapeutics, Inc.’s majority owned subsidiary, NeuroQ Research, Inc. (collectively, “the Company”). All significant intercompany amounts have been eliminated. There has been no activity in NeuroQ Research, Inc. since NeuroQ Research, Inc. was formed; therefore, no non-controlling interest is presented. The unaudited condensed consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) on a basis consistent with the Company’s annual financial statements and, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, necessary to present fairly the financial information set forth therein. Certain information and note disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted pursuant to SEC rules and regulations, although the Company believes that the following disclosures, when read in conjunction with the annual financial statements and the notes thereto as included in the Company’s annual report on Form 10-K for the year ended December 31, 2011, are adequate to make the information presented not misleading. Operating results for the three and six months ended June 30, 2012, are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

Development Stage and Liquidity

For the period from March 28, 2002 (date of inception) through June 30, 2012, the Company has not generated significant revenues and has been developing its products. Therefore, the Company is considered to be in the development stage in accordance with the provisions of Accounting Standards Codification (“ASC”) Topic 915, Development Stage Entities. Cumulative amounts have been presented for the period from March 28, 2002 (date of inception) through June 30, 2012. Historically, the Company has been dependent on government grants and debt and equity raised from individual investors to sustain its operations. The Company’s products have not been approved by the FDA for commercial sale; therefore, the Company has not generated revenues from commercial product sales. The Company has incurred losses and used cash in operating activities since inception. As of June 30, 2012, the Company had a deficit accumulated during the development stage of $18,640,061. From October 13, 2011 through June 30, 2012, the Company raised $4,018,047 in a private placement of the Company’s common stock. Although there can be no assurance, management believes that the Company has sufficient resources to fund the Company’s operations through at least June 30, 2013.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Key estimates include useful lives for property and equipment, valuation allowances for net deferred income tax assets, and values of stock-based compensation awards.

Stock-Based Compensation

The Company calculates the estimated fair value of its stock options and warrants on the grant date using the Black-Scholes option-pricing model and recognizes the estimated fair value as compensation expense on a straight-line basis over the vesting period. The volatility assumption used in the Black-Scholes option-pricing model is based on the volatility of publicly traded companies in the same industry as the Company. The expected terms of the options and warrants granted represent the period of time that the options granted are expected to be outstanding. The risk free rate for periods within the contractual lives of the option and warrant is based on the U.S. treasury securities constant maturity rate that corresponds to the expected terms in effect at the time of grant.

Net Loss Per Common Share

Basic net income or loss per common share (“Basic EPS”) is computed by dividing net income or loss by the weighted average number of common shares outstanding. Diluted net income or loss per common share (“Diluted EPS”) is computed by dividing net income or loss by the sum of the weighted average number of common shares outstanding and the dilutive potential common share equivalents then outstanding. Potential dilutive common share equivalents consist of shares issuable upon the exercise of outstanding stock options and warrants to acquire common stock.

Due to the fact that for all periods presented, the Company has incurred net losses, potential dilutive common share equivalents of 15,830,505 and 8,311,561 for the six months ended June 30, 2012 and 2011, respectively, are not included in the calculation of Diluted EPS because they are anti-dilutive. Therefore, basic loss per common share is the same as diluted loss per common share for the three and six months ended June 30, 2012 and 2011.

Private Placement Memorandum	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Private Placement Memorandum

2.	Private Placement Memorandum	Between October 13, 2011 and June 30, 2012, the Company was conducting a private placement of its securities solely to accredited investors. The offering is being conducted on a best efforts basis, whereby the Company is offering for sale a minimum of 3,000,000 and a maximum of 6,000,000 Units, each Unit consisting of one share of common stock, one 7-year common stock purchase warrant exercisable at $1.00 per share, and one 7-year common stock purchase warrant exercisable at $2.00 per share. Units sold totaled 4,018,047 through June 30, 2012. The Company has raised an aggregate of $3,820,318 after paying issuance costs of $197,729.

Stock Options and Warrants	6 Months Ended
Jun. 30, 2012
Stock Options And Warrants
Stock Options and Warrants

3.	Stock Options and Warrants

Stock Options

The Q Therapeutics, Inc. stock option plan, originally approved on April 10, 2002 and subsequently amended (the “2002 Plan”), provides for the grant of incentive options, nonqualified options, and shares of restricted stock. Under the terms of the 2002 Plan, there are 4,586,373 common shares available for grant to employees, officers, directors and consultants. The Board of Directors determines the terms of each grant. Generally, the options have a vesting period of 4 years with 25% vesting after the first year of service and monthly thereafter, and have a 10-year contractual life. Certain stock options have provisions to accelerate vesting upon the occurrence of certain events. The 2002 Plan converted to a Q Holdings, Inc. plan in connection with the merger discussed in Note 1. As of October 13, 2011, there were 228,472 common shares available to be issued under the 2002 Plan.

On October 13, 2011, the 2011 Stock Option Plan for Q Holdings, Inc. (the “2011 Plan”) was adopted, authorizing 1,500,000 common shares available for grant to employees, officers, directors and consultants. On October 13, 2011, a majority of stockholders approved the 2011 Plan adopted by the Board of Directors and approved a total of 1,728,472 shares for issuance under the 2011 Plan with the remaining 228,472 shares previously available under the 2002 Plan made available for issuance under the 2011 Plan. As of June 30, 2012, there were 878,472 shares available for option grants under the 2011 Plan.

Stock-based compensation for the three months ended June 30, 2012 and 2011 was $26,159 and $7,213, respectively. Stock-based compensation for the six months ended June 30, 2012 and 2011 was $55,467 and $14,541, respectively. As of June 30, 2012, the Company had $311,193 of unrecognized stock-based compensation expense related to non-vested awards that will be recognized over a weighted-average period of 3.35 years.

In conjunction with the 2011 reverse merger, the options to purchase preferred stock in Q Therapeutics, Inc. were exchanged for options to purchase common stock in Q Holdings, Inc. Each option in Q Therapeutics, Inc. was exchanged for 2.1633835 options in Q Holdings, Inc. with the exercise price adjusted down by the same factor, and all other terms remained unchanged.

The following sets forth the outstanding common stock options and related activity for the six months ended June 30, 2012:

	Number of Options	Weighted Average Exercise Price Per Share

Outstanding as of December 31, 2011	3,156,948	$0.14
Granted	850,000	1.00
Exercised	-	-
Forfeited	-	-

Outstanding as of March 31, 2012	4,006,948	0.32
Granted	-	-
Exercised	-	-
Forfeited	(149,057)	0.08

Outstanding as of June 30, 2012	3,857,891	0.33

The aggregate intrinsic value of outstanding stock options as of June 30, 2012 was approximately $2,580,000.

The fair value of each stock-based compensation award granted during the six months ended June 30, 2012, was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Risk-free interest rate	2.61 - 3.36%
Expected stock price volatility	62.19%
Expected dividend yield	0%
Expected life of options	5.5 – 6.5 years

The following summarizes information about stock options outstanding as of June 30, 2012:

Exercise Price	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price

$0.06 – 0.08	935,051	7.52	$0.08	935,051	$0.08
$0.15 – 0.19	2,072,840	6.75	0.17	1,952,653	0.17
$1.00	850,000	9.51	1.00	106,250	1.00

	3,857,891	7.54	0.33	2,993,954	0.17

Warrants

In conjunction with the reverse merger, the warrants to purchase preferred stock in Q Therapeutics, Inc. were exchanged for warrants to purchase common stock in Q Holdings, Inc. Each warrant in Q Therapeutics, Inc. was exchanged for 2.1633835 warrants in Q Holdings, Inc. and the exercise price was adjusted down by the same factor. All other terms remained unchanged. Warrants were issued in 2012 and 2011 related to the bridge funding and private placement.

In connection with certain stock offerings and debt issuances, the Company has issued warrants to purchase common stock. The following summarizes information about stock warrants as of June 30, 2012, all of which are exercisable:

Warrants	Year of Expiration	Number of Shares	Exercise Price

Common stock warrants issued for previously issued Series A2 warrants	2015	132,797	$0.046

Common stock warrants issued for previously issued Series B warrants	2015	823,347	1.035

Common stock warrants issued for previously issued Series B warrants	2017	192,242	0.532

Warrants issued in conjunction with bridge notes (August 31, 2011)	2018	1,816,644	1.00

Warrants issued in conjunction with bridge notes (August 31, 2011)	2018	916,644	2.00

Warrants issued in conjunction with private placement (October 13 and December 30, 2011)	2018	3,828,047	1.00

Warrants issued in conjunction with private placement (October 13 and December 30, 2011)	2018	3,828,047	2.00

Warrants issued for fees in conjunction with reverse merger (October 13 and December 30, 2011)	2018	22,750	1.20

Warrants issued in conjunction with private placement (February 2 and March 30, 2012)	2019	190,000	1.00

Warrants issued in conjunction with private placement (February 2 and March 30, 2012)	2019	190,000	2.00

Warrants issued for fees in conjunction with private placement (February 2 and March 30, 2012)	2019	19,000	1.20

Warrants issued in conjunction with asset purchase agreement (April 9, 2012)	2019	10,000	1.00

Warrants issued in conjunction with asset purchase agreement (April 9, 2012)	2019	10,000	2.00

		11,979,518

Each warrant with an exercise price of $1.00 or $2.00 per share may be redeemed by the Company at a price of $0.001 per share in the event (i) the closing sales price of the Company’s common stock is at least $1.50 for the $1.00 warrants or $3.00 for the $2.00 warrants for ten consecutive trading days and (ii) there is an effective public registration statement covering the resale of the common stock issuable upon the exercise of the warrants.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

4.	Commitments and Contingencies

License and Royalty Agreements

The Company has entered into an exclusive license agreement with a university, where the Company has obtained certain intellectual property from the university to commercialize, produce, manufacture, use and sell the patent rights. The Company is required to pay the university a contractual dollar amount for each new investigational drug application filed with the Food and Drug Administration (“FDA”) using the licensed intellectual property. Should the Company receive cash payments from licensing revenue during human trial research, the Company is required to pay 10% of all net licensing revenue (but not including payments for product development activities or equity purchases) to the university up to a certain maximum amount. The Company is also required to pay an amount upon New Drug Application (“NDA”) approval. The NDA approval occurs when the FDA has approved all prior drug testing and allows a new drug to go to the market. Once the Company has an NDA, the Company must pay the university a royalty of 2% of net sales up to a certain dollar amount and 2.5% of net sales in excess of that amount of human therapeutics and must pay the university a royalty of 5% of net sales on any services. If the Company sublicenses the intellectual property, then the Company must pay the university in accordance with the provisions of the agreement.

The Company has a product development agreement with an entity, whereby the Company has granted the entity a non-exclusive right to certain intellectual property owned by the Company and the entity has granted to the Company a non-exclusive right to use certain intellectual property owned by the entity in order to develop new products (“Products”) to be sold primarily by the Company or its designees to the research market. The Company has agreed to pay the entity certain amounts for product development in the form of the Company’s common stock. In addition, the Company has agreed to pay the entity royalty payments of 10% of net sales of the Company to third parties for Products developed using the entity’s intellectual property. If the Company agrees that the entity can also sell Products to third parties and if the entity has sales to a third party of Products using the Company’s intellectual property, then the entity will pay the Company a royalty payment of 10% of net sales. However, if the Products sold by the entity are covered solely by the Company’s patents and know-how, then a 50-50 financial sharing arrangement between the entity and the Company will apply to such Products.

Right of First Negotiation

Pursuant to an agreement (“Agreement”) the Company has irrevocably granted a stockholder with a right of first negotiation to license certain technology of the Company related to Q-Cells®. The term of the Agreement is for a period of the later of (i) 3 years from the effective date of the Agreement (October 6, 2011) or (ii) 6 months after the date of completion of certain dosing of the technology.

Asset Purchase Agreement

On March 26, 2012, Q Holdings, Inc., Q Therapeutics, Inc. and NeuroQ Research, Inc. executed an agreement to acquire certain intellectual property and technology. The agreement is milestone based and, if the milestones are achieved in 2012, it will provide the Company with manufacturing protocols for several types of neural cells. The Company will issue payment in the form of common stock and warrants as intellectual property and technology is delivered to the Company in 2012. In April 2012, the Company issued 10,000 units of common stock and warrants as initial payment for transfer of intellectual property.

Research Agreement

On March 27, 2012, the Company executed an agreement for outside research study services. The total contract price is $237,400 and the Company is required to make certain payments under the agreement as milestones are met. A separate agreement with the services provider allows the Company to pay 25% of the invoiced amount in cash and allows the balance to be financed and recorded as a loan to be paid over the following 36-60 months. Originally, the agreement had a provision that allowed the holder to convert the balance into Q Therapeutics, Inc. series B preferred stock. The Company currently is in negotiations to revise this agreement to allow conversion to Q Holding, Inc.’s common stock. Interest is being recorded at 8% annually. The total amount invoiced to date is $142,400 and payments of $35,600 were made in May 2012. As of June 30, 2012, the balance outstanding is $108,000, of which $106,800 relates to principal and $1,424 relates to accrued interest. The agreement is expected to conclude in 2012.

Placement Agent Agreement

On June 27, 2012, the Company entered into an agreement with a placement agent in connection with the private placement. Under the agreement, a fee of $5,000 was paid in June. For any securities purchased by certain purchasers, the placement agent will receive a cash placement fee equal to 8% and warrants equal to 10%.

Secured Promissory Note

The Company entered into an agreement with two shareholders whereby the loan amount of $31,967 plus interest is to be repaid to the Company by December 31, 2012. For each month of non-payment, 1/12 of a combined 200,000 common shares are forfeited. As of June 30, 2012, total payments received were $7,988 and total shares forfeited for loan default were 100,000. The Company believes the full amount of the note will be collected.

Operating Leases

The Company leases its office and lab facility under a non-cancelable operating lease. The current lease was renewed effective April 1, 2011 and expires March 2013. The minimum future lease payments under this operating lease as of June 30, 2012 is $55,442 due during the year ending December 31, 2012 and $27,721 due during the year ending December 31, 2013.

Lease expense under operating leases was $27,721 and $26,913 for the three months ended June 30, 2012 and 2011, respectively. Lease expense under operating leases was $54,634 and $53,043 for the six months ended June 30, 2012 and 2011, respectively.

Related-Party Transactions	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related-Party Transactions

5.	Related-Party Transactions	On January 9, 2010, the Company entered into an unsecured note payable agreement with a stockholder for $15,000 with an annual interest rate of 6% and a maturity date of December 31, 2010. The note was repaid on February 29, 2012.